Revenue - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Accrued rebates	$ 22,770	$ 22,733	$ 18,300	$ 19,756
Contra trade receivable	$ 3,000	$ 2,100	$ 3,500	$ 2,100